SCHEDULE OF LONG-TERM LOAN (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Line of Credit Facility [Line Items]
Less: current portion of long-term loans	$ (974,660)	$ (796,416)
Long-term loans	6,152,375	6,557,608
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Paycheck Protection Program Loan (PPP) Loan	$ 7,127,035	$ 7,354,024